Segment information (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Royalty revenues	$ 12,041	$ 11,048
Net precious metals income	4,581	0
Other [Member]
Statement [Line Items]
Royalty revenues	76	16
Net precious metals income	0	0
Gold
Statement [Line Items]
Royalty revenues	4,602	1,516
Net precious metals income	4,581	0
Copper
Statement [Line Items]
Royalty revenues	1,564	0
Net precious metals income	0	0
Iron ore
Statement [Line Items]
Royalty revenues	5,799	9,516
Net precious metals income	$ 0	$ 0